Consolidated Balance Sheets (Parentheticals) - ₪ / shares	Dec. 31, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Ordinary shares, par value (in New Shekels per share)	₪ 0.4	₪ 0.4
Ordinary shares, authorized	45,000,000	45,000,000
Ordinary shares, issued	18,421,852	18,331,507
Ordinary shares, outstanding	18,421,852	18,331,507